Loan Receivable and Accrued Interest, Net (Details) - Schedule of loan receivable and accrued interest - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Loan Receivable And Accrued Interest Abstract
Loan receivable - RH Holdings Management (HK) Limited	$ 1,500,000	$ 1,500,000
Accrued interest	81,000	81,000
Loan receivable and accrued interest, at cost	1,581,000	1,581,000
Less: allowance for loan receivable and accrued interest	(1,581,000)
Loan receivable and accrued interest, net		$ 1,581,000